UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   November 19, 2019 to December 17, 2019

Commission File Number of issuing entity:  333-206582-06

Central Index Key Number of issuing entity:  0001689417

Morgan Stanley Capital I Trust 2016-UBS12
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206582

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4014781
38-4014782
38-7170490
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 17, 2019 a distribution was made to holders of the certificates issued by Morgan Stanley Capital I Trust 2016-UBS12.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by UBS AG, Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, and Natixis Real Estate Capital LLC (each a "Securitizer") and held by Morgan Stanley Capital I Trust 2016-UBS12 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from November 19, 2019 to December 17, 2019.

UBS AG filed its most recent Form ABS-15G on August 14, 2019. The CIK number for UBS AG is 0001685185.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on November 14, 2019. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on November 8, 2019. The CIK number for Bank of America, National Association is 0001102113.

Natixis Real Estate Capital LLC filed its most recent Form ABS-15G on February 13, 2019. The CIK number for Natixis Real Estate Capital LLC is 0001542256.

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for Morgan Stanley Capital I Trust 2016-UBS12, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	11/18/2019	$125,973.73
Current Distribution Date	12/17/2019	$181,127.46

REO Account Balance
Prior Distribution Date	11/18/2019	$0.00
Current Distribution Date	12/17/2019	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Capital I Trust 2016-UBS12, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	11/18/2019	$5,037.02
Current Distribution Date	12/17/2019	$4,870.19

Interest Reserve Account Balance
Prior Distribution Date	11/18/2019	$0.00
Current Distribution Date	12/17/2019	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	11/18/2019	$0.00
Current Distribution Date	12/17/2019	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2016-UBS12, relating to the December 17, 2019 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, Vice President

Date: December 30, 2019